SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Costs Incurred For Oil and Gas Property Acquisition, Exploration and Development Activities) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property acquisition
Unproved
Proved	803,200
Exploration
Development	213,555
Total costs incurred	$ 1,016,755